Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Disaggregation of Revenue [Line Items]
Total revenue	$ 864,450
Point in Time - Store Sales [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenue	750,000
Point in Time - Product Sales [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenue	114,450
Over Time - SaaS Revenue [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenue
Over Time - Maintenance Revenue [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenue